Costs of Services Rendered, Selling Expenses, General and Administrative Expenses by Nature (Tables)	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Summary of Nature of Expenses and Cost of Services
We present below the details of expenses by nature:

(In thousands)	Year ended December 31, 2023		Year ended December 31, 2022		Year ended December 31, 2021
Nature
Salaries, benefits and charges	R$	(90,968)	R$	(152)	R$	(134)
Technology services		(22,187)		—		—
Maintenance		(18,737)		—		—
Communications and other variable costs		(11,481)		—		—
Consulting, auditing and legal		(22,706)		(1,080)		(1,735)
Commissions		(6,380)		—		—
Sales and marketing		(5,171)		—		—
Depreciation and amortization		(74,391)		—		—
Impairment losses on non-financial assets		(2,033)		—		—
Expected credit losses on accounts receivable		266		—		—
Others		125		(2,121)		(1,119)

Total	R$	(253,663)	R$	(3,353)	R$	(2,988)

Classified as:
Cost of services rendered	R$	(147,359)	R$	—	R$	—
Selling expenses		(30,595)		—		—
General and administrative expenses		(75,709)		(3,353)		(2,988)

Total	R$	(253,663)	R$	(3,353)	R$	(2,988)

Boa Vista Servicos S A [member]
Disclosure of attribution of expenses by nature to their function [line items]
Summary of Nature of Expenses and Cost of Services
We present below the details of expenses by nature:

	Period ended August 7, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Nature
Salaries, benefits and charges	(159,818)	(261,528)	(188,116)
Technology services	(29,479)	(41,503)	(63,025)
Maintenance	(26,113)	(44,568)	(45,803)
Communications and other variable costs	(18,146)	(42,393)	(54,033)
Consulting, auditing and legal	(63,168)	(39,714)	(31,909)
Commissions	(9,458)	(14,948)	(13,742)
Sales and marketing	(7,427)	(10,192)	(11,204)
Depreciation and amortization	(115,345)	(195,583)	(188,235)
Impairment losses on non-financial assets (*)	—	—	(23,360)
Expected credit losses on accounts receivable	(3,477)	(815)	(1,506)
Others	(11,894)	(5,467)	(14,922)

Total	(444,325)	(656,711)	(635,855)

Classified as:
Cost of services rendered	(228,167)	(369,293)	(368,952)
Selling expenses	(51,945)	(69,116)	(60,329)
General and administrative expenses	(164,213)	(218,302)	(206,574)

Total	(444,325)	(656,711)	(635,855)

(*)	In the year ended December 31, 2021, the amount of R$23,360 recorded in this account refers to impairment of assets of CGU Acordo Certo.